SUMMARY OF RELATIONSHIP WITH COMPANY (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Claire Luk [Member]
Related Party Transaction [Line Items]
Relationship with Company	Director of the Company	Director of the Company
Kingsley Cheng [Member]
Related Party Transaction [Line Items]
Relationship with Company	Former director of the Company	Former director of the Company
Roma Appraisals Limited (the “RAL”) [Member]
Related Party Transaction [Line Items]
Relationship with Company	A company formerly controlled by Mr. Cheng	An affiliate of RRA prior to the reorganization
Top Elect Group Limited (“Top Elect”) [Member]
Related Party Transaction [Line Items]
Relationship with Company	A company controlled by Director, Ms. Luk	Related company formerly controlled by Mr. Cheng and
Ranger Advisory Co. Limited (“Ranger”) [Member]
Related Party Transaction [Line Items]
Relationship with Company	A company formerly controlled by Mr. Cheng	Related company formerly controlled by Mr. Cheng
Roma Group Limited (the “RGL”) [Member]
Related Party Transaction [Line Items]
Relationship with Company		An affiliate of RRA prior to the reorganization
Project P Enterprise Limited (the “Project P”) [Member]
Related Party Transaction [Line Items]
Relationship with Company		An affiliate of RRA prior to the reorganization
Roma Oil and Mining Associated Limited (the “ROM”) [Member]
Related Party Transaction [Line Items]
Relationship with Company		An affiliate of RRA prior to the reorganization
KLS Consultants Limited (the “KLS”) [Member]
Related Party Transaction [Line Items]
Relationship with Company		An affiliate of RRA prior to the reorganization
B.I. Appraisals Limited (the “B.I. Appraisals”) [Member]
Related Party Transaction [Line Items]
Relationship with Company		An affiliate of RRA prior to the reorganization
B.I. ESG Advisory Limited (the “B.I. ESG”) Limited [Member]
Related Party Transaction [Line Items]
Relationship with Company		An affiliate of RRA prior to the reorganization
Roma Credit & Risk (the “C&R”) [Member]
Related Party Transaction [Line Items]
Relationship with Company		An affiliate of RRA prior to the reorganization
M Success Finance Ltd (the “MSF”) [Member]
Related Party Transaction [Line Items]
Relationship with Company		An affiliate of RRA prior to the reorganization